CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2018
Disclosure Of Contractual Commitments [Abstract]
CONTRACTUAL OBLIGATIONS

NOTE 17 – CONTRACTUAL OBLIGATIONS

TORM has various contractual obligations and commercial commitments to make future payments including lease obligations, purchase commitments, interest payments and repayment of mortgage debt and bank loans.

The following table summarizes the Group's contractual obligations as of 31 December 2018.

USDm		2019	2020	2021	2022	2023	Thereafter	Total
Mortgage debt and bank loans	1)	92.2	87.6	343.4	96.9	10.0	99.4	729.5
Interest payments related to scheduled interest fixing		21.9	19.4	16.0	7.7	6.2	9.7	80.9
Estimated variable interest payments	2)	11.2	10.5	8.8	0.2	-0.6	8.7	38.8
Finance lease liabilities		3.2	3.4	3.7	15.0	-	-	25.3
Interest element regarding finance lease		2.0	1.7	1.4	0.3	-	-	5.4
Newbuilding instalments	3)	232.4	25.6	-	-	-	-	258.0
Committed scrubber installations		22.6	-	-	-	-	-	22.6
Other operating leases	4)	2.8	1.2	0.9	0.9	0.4	-	6.2
Trade payables and other obligations		59.3	-	-	-	-	-	59.3
Total		447.6	149.4	374.2	121.0	16.0	117.8	1,226.0

1)	The presented amounts to be repaid do not include directly related costs arising from the issuing of the loans of USD 5.1m (2017: USD 4.8m), which are amortized over the term of the loans. Borrowing costs capitalized during the year amount to USD 1.1m (2017: USD 3.5m).
2)	Variable interest payments are estimated based on the forward rates for each interest period including hedging instruments.
3)	As of 31 December 2018, TORM had nine contracted newbuildings (2017: ten) to be delivered during 2019-2020.
4)	Other operating leases primarily consist of contracts regarding office spaces, cars and apartments as well as IT-related contracts. The leasing expense for 2018 amounts to USD 2.5m (2017: USD 2.3m) and is recognized under "Administrative expenses".

The following table summarizes the reconciliation of liabilities arising from financing activities:

		Cash		Non-cash
USDm	Opening balance as of 1 January 2018	Borrowings	Repayments	Changes in fair value	Other changes	End balance as of 31 December 2018
Mortgage debt	720.9	114.5	-110.8	-	-0.3	724.3
Financial lease	28.2	-	-2.9	-	-	25.3
Total	749.1	114.5	-113.7	-	-0.3	749.6

TORM has contractual rights to receive future payments as lessor of vessels on time charter and bareboat charter.

The following table summarizes the Group's contractual rights as of 31 December 2018.

USDm		2019	2020	2021	2022	2023	Thereafter	Total
Contractual rights - as lessor:
Charter hire income for vessels	6)	21.5	11.3	0.8	-	-	-	33.6
Total		21.5	11.3	0.8	-	-	-	33.6

6)	Charter hire income for vessels on time charter and bareboat charter is recognized under "Revenue". The average period until redelivery of the vessels for the period ended 31 December 2018 is 0.8 year (2017: 1.1 years).